Unaudited Interim Condensed Consolidated Statements of Financial Position $ in Millions, $ in Millions	Sep. 30, 2019 USD ($)	Sep. 30, 2019 MXN ($)	Dec. 31, 2018 MXN ($)
CURRENT ASSETS
Cash and cash equivalents	$ 1,531	$ 30,230	$ 23,727
Trade receivables, net	555	10,960	14,847
Inventories	489	9,657	10,051
Recoverable taxes	396	7,822	6,038
Other current financial assets	71	1,392	805
Other current assets	99	1,947	2,022
Total current assets	3,141	62,008	57,490
NON CURRENT ASSETS
Investments in other entities	536	10,587	10,518
Rights of use assets	69	1,358	1,797
Property, plant and equipment, net	3,009	59,405	61,942
Intangible assets, net	5,697	112,464	116,804
Deferred tax assets	485	9,569	8,438
Other non-current financial assets	56	1,113	2,123
Other non-current assets	314	6,196	6,472
Total non-current assets	10,166	200,692	206,297
TOTAL ASSETS	13,307	262,700	263,787
CURRENT LIABILITIES
Bank loans and notes payable	30	596	1,382
Current portion of non-current debt	816	16,103	10,222
Current portion of lease liabilities	24	471
Interest payable	50	993	497
Suppliers	897	17,712	19,746
Accounts payable	504	9,947	5,904
Taxes payable	308	6,080	7,207
Other current financial liabilities	222	4,385	566
Total current liabilities	2,851	56,287	45,524
NON-CURRENT LIABILITIES
Bank loans and notes payable	3,030	59,821	70,201
Long-term lease liabilities	46	913
Post-employment and other non-current employee benefits	141	2,784	2,652
Deferred tax liabilities	148	2,923	2,856
Other non-current financial liabilities	73	1,443	1,376
Provisions and other non-current liabilities	448	8,828	9,428
Total non-current liabilities	3,886	76,712	86,513
TOTAL LIABILITIES	6,737	132,999	132,037
EQUITY
Common stock	104	2,060	2,060
Additional paid-in capital	2,308	45,560	45,560
Retained earnings	3,745	73,928	71,270
Other equity instruments	(77)	(1,524)	(1,524)
Acumulative other comprehensive income	153	3,018	7,578
Equity attributable to equity holders of the parent	6,233	123,042	124,944
Non-controlling interest in consolidated subsidiaries	337	6,659	6,806
TOTAL EQUITY	6,570	129,701	131,750
TOTAL LIABILITIES AND EQUITY	$ 13,307	$ 262,700	$ 263,787